Share-based compensation	12 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share-based compensation

15	Share-based compensation

	Years Ended June 30,
	2026	2025	2024
	US$	US$	US$
Share-based compensation	1,543,455	414,051	9,119,764

The Company grants share options and restricted shares under its employee incentive plans to align employee incentives with shareholder interests, attract and retain qualified personnel, and support long-term value creation. The plans are administered by the Employee Incentive Plan Committee. The 2025 Employee Incentive Plan permits awards of Class A Ordinary Shares up to 15% of the issued Class A Ordinary Shares each financial year. On February 6, 2026, the Company amended the plan to included Class B Ordinary Shares. Under the amended plan (the “2026 Employee Incentive Plan”), the aggregate number of Class A and Class B Ordinary Shares which may be issued each financial year shall not exceed 15% of the total issued Class A and Class B Ordinary Shares.

The Company accounts for its equity-classified awards based on their grant-date fair values. Compensation cost is recognized over the requisite service period, net of estimated forfeitures, except for amounts qualifying for capitalization as an asset. The Company has issued new shares to settle awards and upon the exercise of share options.

Unless otherwise stated, share and per-share amounts in the table below have been adjusted for the applicable share consolidations.

Shares Options

In August and December 2023, the Company granted a total of 1,109,750 Option Shares (or 4,624 Option Shares given effect of the First Share Consolidation, Second Share Consolidation, and Third Share Consolidation) to certain employees under the Plan. In February 2024, the Option Shares were vested and exercised, the Company issued 1,109,750 Class A Ordinary Shares (or 4,624 Class A Ordinary Shares given effect of the First Share Consolidation, Second Share Consolidation, and Third Share Consolidation) Class A Ordinary of a nominal or par value of US$0.000004 (US$0.00096 given effect of the First Share Consolidation, Second Share Consolidation, and Third Share Consolidation) to the employees of the Company pursuant to the Plan.

In June 2025, the Company granted a total of 40,000 Option Shares (or 1,333 Option Shares given effect of the Second Share Consolidation and Third Share Consolidation) to the CFO under the Plan and the stock options had an exercise price of US$1.38 (or US$41.4 given effect of the Second Share Consolidation and Third Share Consolidation) per share. The options had a contractual expiry date in May 2026.

In June 2025, the Company granted a total of 93,200 Option Shares (or 3,107 Option Shares given effect of the Second Share Consolidation and Third Share Consolidation) to certain employees under the Plan. In addition, the options may be exercised upon the third anniversary from the grant date.

A summary of the share options activities for the years ended June 30, 2026 and 2025 is presented below:

	Number of shares	Weighted average grant date fair value
Outstanding as of June 30, 2023	-	-
Granted	4,624	415.16
Exercised	(4,624)	415.16
Outstanding as of July 1, 2024
Granted	4,440	39.03
Exercised	-	-
Outstanding as of Jun 30, 2025	4,440	39.03
Granted	-	-
Exercised	-	-
Outstanding as of Jun 30, 2026	4,440	39.03

Vested and exercisable as of June 30, 2026	-	-
Expected to vest as of June 30, 2025	3,107	36.60

The fair value of the Class A Ordinary Shares issued to employees was measured using the Black-Scholes method. A summary of the measurement of the fair value and inputs at grant date is as follows:

	Years Ended June 30,
	2026	2025	2024

Fair value at grant date (weighted average)	-	US$ 30.60	US$ 416.79
Exercise price at grant date (weighted average)	-	US$ 39.000	US$ 0.192
Expected volatility (weighted average)	-	144%	61.8%
Expected terms (years) (weighted average)	-	7	4
Expected dividend (weighted average)	-	-	-
Risk-free interest rate (weighted average)	-	4.33%	4.50%

Risk-free interest rate is estimated based on the yield curve of US Government Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of stock price return of comparable companies with a time horizon close to the expected term of the options. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the average period of time from the grant date to the exercise date or the forfeiture date.

During the year ended June 30, 2026 and 2025, the Company recognized share-based compensation of US$85,636 and US$8,987 respectively in the consolidated statements of operations and comprehensive loss. As of June 30, 2026 and 2025, there was US$74,281 and US$159,917 of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of 1.96 years.

15	Share-based compensation (continued)

Share-based compensation to non-employees

In February 2024, the Company issued 4,162,250 Class A Ordinary Shares (or 17,343 Class A Ordinary Shares given effect of the First Share Consolidation, Second Share Consolidation and Third Share Consolidation) issued to certain advisors of the Company in consideration for the past services to the Company in connection with the listing and business developments.

The fair value of the Class A Ordinary Shares issued to advisors was measured using probability-weighted-average method. The weighted average fair value of the Class A Ordinary Shares issued to advisors during the year ended was S$ 2.35 (or S$564 given effect of the First Share Consolidation, Second Share Consolidation and Third Share Consolidation) per share.

During the year ended June 30, 2024, the Company recognized share-based compensation of $7,200,064 in the consolidated statements of operations and comprehensive loss.

Restricted shares

In June 2025, the Company granted a total of 332,019 Restricted Shares (or 11,068 Restricted Shares given effect of the Second Share Consolidation, and Third Share Consolidation) to certain employees under the Plan. The Company is intended to align employee incentives with shareholder interests, attract and retain qualified personnel, and support long-term value creation. The fair value of restricted shares is based on the fair market value of the underlying ordinary shares on the date of grant. These awards vested in June 2025 and the related compensation cost of US$405,064 was recognized in the year ended June 30, 2025. The shares were issued on July 3, 2025 and July 14, 2025.

In March 2026, the Company granted a total of 521,833 Restricted Shares (or 86,972 Restricted Shares given effect to the Third Share Consolidation) under the 2026 Employee Incentive Plan, comprising 478,050 Class A Ordinary Shares and 43,783 Class B Ordinary Shares (or 79,675 Class A Ordinary Shares and 7,297 Class B Ordinary Shares given effect of the Third Share Consolidation). The letters of offer were dated March 5, 2026. The awards were granted for nil cash consideration and were subject to a restricted period of 180 days from the date of the recipient’s employment with the Company. The shares were issued on March 16, 2026.

The following table summarized the Company’s restricted share unit activities during the year ended June 30, 2026 and 2025:

		Weighted
	Number of	average grant
	shares	date fair value
Unvested as of Jul 1, 2024	-	-
Granted	11,068	36.6
Vested	11,068	36.6
Unvested as of Jul 1, 2025	-	-
Granted	86,972	5.51
Vested	86,972	5.51
Unvested as of Jun 30, 2026	-	-

As of June 30, 2026, there were no unvested restricted shares and no unrecognized compensation cost relating to restricted shares.

Compensation package

On April 11, 2026, the Company approved the issuance of an aggregate of 1,500,000 Class A Ordinary Shares and 1,500,000 Class B Ordinary Shares (or 250,000 Class A Ordinary Shares and 250,000 Class B Ordinary Shares given effect of the Third Share Consolidation) to its two co-Chief Executive Officers in consideration for their contributions to the Company. Each co-Chief Executive Officer subscribed for 750,000 Class A Ordinary Shares and 750,000 Class B Ordinary Shares before the Third Share Consolidation. The shares were issued on April 30, 2026 at an exercise price of US$4.97 (or US$0.8276 given effect of the Third Share Consolidation) per share.

During the year ended June 30, 2026, the Company recognized share-based compensation of US$2,962,157 in respect of the March Restricted Shares and the Ordinary Shares issued to the co-Chief Executive Officers. Of this amount, US$1,457,819 was recognized in the consolidated statements of operations and comprehensive loss and US$1,504,338 was capitalized in intangible assets.

No share-based compensation was capitalized in intangible assets during the year ended June 30, 2025 and 2024.

Subsequent share awards and approvals are disclosed in Note 18.